Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 16,068	¥ 20,462	¥ 25,881